Credit facilities (Details Narrative) - HKD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Other borrowings	$ 206,000	$ 474,000	$ 244,000	$ 396,000	$ 313,000
Debt, weighted average interest rate	3.60%	3.60%	3.60%	3.60%	2.80%